Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share Attributable to Ordinary Shareholders [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders:

	Year ended December 31
	2024	2023		2022
	U.S. dollars in thousands (*)
Numerator:
Net loss applicable to shareholders of ordinary shares	(7,804)	(4,598)		(2,201)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	655,123	91,114	(**)	51,032	(**)
Net loss per share of ordinary share, basic and diluted	(11.91)	(50.44)	(**)	(43.16)	(**)
(*)	except share and per share data

(**)	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024.

Schedule of Diluted Weighted Average Shares Outstanding

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact (the securities presented according to the number of issuable shares):

	Year ended December 31
	2024	2023	2022

IPO Warrants and Additional Warrants (Note 13)	71,890	71,890	71,890
Series A Warrants	2,541,689	-	-
Series B Warrants	19,264	-	-
Underwriter warrants (Note 13)	6,723	6,723	6,723
Other warrants	864	864	864
	2,640,430	79,477	79,477